Registration No. 333-64749
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No. 26                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 147                                                 [X]



                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------

                                   DODIE KENT
                          VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001
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         Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):


  [X]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ]    On (date) pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.


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                                      NOTE

This Post Effective Amendment No. 26 ("PEA") to the Form N-4 Registration Statement File No. 333-64749 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account 49 is being filed for the purpose of including in the Registration Statement the additions/ modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 1, 2005 TO THE MAY 1, 2005 PROSPECTUSES FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM)
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This supplement modifies certain information in each above-referenced
Prospectus, Supplements to Prospectus and Statement of Additional Information dated May 1, 2005, as previously supplemented to date (together the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

As described below, effective November 1, 2005, a benefit base reset option for both the Guaranteed minimum income benefit and the Greater of the 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit will be available on contracts with application dates of October 1, 2005 and later. In addition, a "no lapse guarantee" feature will be offered in connection with our Guaranteed minimum income benefit on contracts with application dates of January 1, 2005 and later. Both features are available at no additional charge.

These features may not currently be available in your state or through your distributor. If they do become available in the future, the benefit base reset option will be added to contracts with an application date of October 1,2005 and later; the "no lapse guarantee" feature will be added to contracts with an application date of January 1, 2005 and later. Please ask your financial professional for more information.

A. In "Who is AXA Equitable" under "Index of key words and phrases," the following are added to the table of words/phrases:

     Guaranteed minimum death benefit/guaranteed minimum income benefit roll up benefit base reset option

     Guaranteed minimum income benefit "no lapse guarantee"

B.   In "How to reach us," please note the following changes:

     (i) Under "Reports we provide," the third bullet is deleted in its entirety and replaced with the following:

          o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit and/or the benefit base reset option, if applicable.

     (ii) Under "We require the following types of communications be on specific forms we provide for that purpose:," the following is added as #14 and all subsequent communications are renumbered accordingly:

          (14) request to reset your roll up benefit base for both the Guaranteed minimum income benefit and the Greater of the 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit;

C. In "Accumulator(R) at a glance -- key features," please note the following changes:

     (i) Under "Additional features," the following bullets are added:

         o  Guaranteed minimum income benefit "no lapse guarantee"

         o Guaranteed minimum death benefit/guaranteed minimum income benefit roll up benefit base reset

     (ii) Under "Other contracts," the following is added as the second paragraph:

         Some broker/dealers may limit their clients from purchasing some optional benefits based upon the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

D.   In "Contract features and benefits," please note the following changes:

     (i) Under "Your Guaranteed minimum death benefit and Guaranteed minimum income benefit base," the following is added after the final paragraph:

         GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the roll up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your roll up benefit base. The 6% roll up continues to age 85 on any reset benefit base.

         We will send you a notice in each year that the roll up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your roll up benefit base. Each time you reset the roll up benefit base, a new five year waiting period begins before your


IM-04-35 (10/05)                                                 Cat. No. 135360
                                                                          x01168
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         roll up benefit base is eligible for another reset. If your spouse continues the contract as successor owner annuitant, the waiting period will be either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75.

         It is important to note that once you have reset your roll up benefit base, a new 10 year waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset. Please note that in almost all cases, resetting your roll up benefit base will lengthen the waiting period. Also, although there is no additional charge when you reset your roll up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

         The roll up benefit base for both the Guaranteed minimum death benefit and the Guaranteed minimum income benefit must be reset at the same time.

     (ii) Under "Our Guaranteed minimum income benefit option," the following is added immediately preceding the section entitled "Illustrations of Guaranteed minimum income benefit":

         GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". A no lapse guarantee is automatically available with the Guaranteed minimum income benefit. In general, if your account value falls to zero, the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant's current age and benefit base, as follows:

         o You will be issued a supplementary contract based on a single life with a 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

         o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

     We will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

     Please note that if your aggregate withdrawals during a contract year exceed 6% of your roll up benefit base (as of the beginning of the contract year), the no lapse guarantee will automatically terminate and cannot be reinstated. Also, if the no lapse guarantee is in effect at the time that you take a withdrawal that results in your account value falling to zero, we will not issue you a payout annuity if the withdrawal caused your total contract year withdrawals to exceed 6% of the roll up benefit base (as of the beginning of the contract year). The no lapse guarantee terminates at annuitant age 85, which is the latest date that the Guaranteed minimum income benefit may be exercised.

     (iii) Under "Our Guaranteed minimum income benefit" under "Exercise rules," the following is added immediately after section (vi):

         (vii) if you reset the roll up benefit base (as described earlier in this section), your new exercise waiting period will be 10 years from the date of reset. Please note that in almost all cases,resetting your roll up benefit base will lengthen the waiting period.

E.   In "Charges and Expenses," please note the following changes:

     (i) Under "Guaranteed minimum death benefit charge" under "Greater of 6% Roll Up to age 85 or Annual Ratchet to age 85," the following is added as the last paragraph:

         There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll up benefit base reset option.

     (ii) Under "Guaranteed minimum income benefit charge," the following is added as the last paragraph:

         There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll up benefit base reset option or for the Guaranteed minimum income benefit no lapse guarantee.

F. In "Payment of death benefit" under "Spousal protection", the following is added as the last sentence in the second paragraph:

         However, for purposes of the Guaranteed minimum death benefit/ guaranteed minimum income benefit roll up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant's age, not the older spouse's age.



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

2
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                                  PART C

                            OTHER INFORMATION

This Part C is amended solely for the purpose of adding the exhibit noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in the Registration Statement (File No. 333-64749).

Item 24.   Financial Statements and Exhibits.
           ---------------------------------

(b) Exhibit.

  4.(m)(m)(m)   Form of Guaranteed Minimum Income Benefit ("GMIB") Rider
                (No. 2003 GMIB revised 11/05 NLG) (also known as the Living
                Benefit) incorporated herein by reference to Exhibit 4.(a)(a)(a) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

  4.(n)(n)(n)   Form of Guaranteed Minimum Income Benefit ("GMIB") Rider
                (No. 2003 GMIB revised 11/05 OPR) (also known as the Living
                Benefit) incorporated herein by reference to Exhibit 4.(b)(b)(b) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

  4.(o)(o)(o)   Form of Guaranteed Minimum Death Benefit ("GMDB") Rider
                (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age
                85 GMDB or Annual Ratchet to Age 85 GMDB) incorporated herein by reference to Exhibit 4.(c)(c)(c) to Registration Statement File
                No. 333-05593 on Form N-4, filed on October 14, 2005.

 10.(d)         Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.


                                      C-1
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                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 14th day of October, 2005.



                                           SEPARATE ACCOUNT No. 49 OF
                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                           By: AXA Equitable Life Insurance
                                               Company
                                                    (Depositor)

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 14th day of October, 2005.



                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin
John Graf




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

October 14, 2005